Premises and Equipment and Related Party Leases - Summary of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 14,147	$ 7,764
Accumulated depreciation	(4,483)	(3,626)
Property plant and equipment net	9,664	4,138
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,128	1,044
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	693
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,170
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,804	2,438
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	4,129	2,594
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 2,223	$ 1,688